Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income
Schedule of other income (loss)

Other income consists of the following:

($ millions)	2025	2024
Risk management and energy trading	84	236
Investment and interest income(1)	192	107
Insurance proceeds and other(2)	126	102
	402	445

(1)	2025 includes $66 million provision reversal on an equity investment and $95 million write-down of an equity investment, both within the Corporate segment, and a $41 million write-down of an equity investment, within the Refining and Marketing segment. 2024 includes $212 million of impairment on equity investments, within the Corporate segment.
(2)	2024 includes $84 million of insurance proceeds related to the Commerce City refinery, within the Refining and Marketing segment.